SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

12.SEGMENT REPORTING

Our Chief Executive Officer, Chief Finance Officer and Chief Strategy and Investment Officer, as the CODM, organises the Company, manages resource allocations and measures performance among three operating and reportable segments: Car, E-scooter and Ebus.

The Car segment includes the design, development, manufacturing and sales of cars and related battery lease and battery charging services for cars (“Car”). The E-scooter segment includes the design, development, manufacturing and sales of e-scooters and related battery lease and battery charging service for e-scooters (“E-scooter”). The Ebus segment includes the design, development, manufacturing and sales of Ebus (“Ebus”).

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “All other”. The “All other” category mainly includes sales of spare parts, sales of credit carbon, rendering of after-sale services for automobiles and e-scooters and leasing activities.

Cost of Car includes materials, production cost, warranty expense, logistic costs, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-scooter includes materials, production cost, warranty expense, depreciation and amortization charges and charges to write down the carrying value of our inventory when it exceeds its estimated net realizable value.

Cost of E-bus includes materials, warranty expense, depreciation and amortization charges.

Our CODM does not evaluate operating segments using asset or liability information. Accordingly, total assets for each reportable segment are not disclosed. Our CODM uses segment gross profit/loss for evaluating product pricing, cost control and optimization, inventory management and short-term cash generating ability of each segment. Information about segments presented revenues and gross profit (loss) by reportable segment were as follows:

For the six months ended June 30, 2025:

					Currency: VND million
	Car	E-scooter	Ebus	All other	Total
Revenues	28,415,356	1,853,126	517,524	2,129,679	32,915,685
Cost of sales (*)	(40,539,649)	(3,594,434)	(494,490)	(848,492)	(45,477,065)
Gross profit/(loss)	(12,124,293)	(1,741,308)	23,034	1,281,187	(12,561,380)
Reconciling to operating loss:	—	—	—	—	(12,618,858)
Research and development costs	—	—	—	—	(4,350,711)
Selling and distribution costs	—	—	—	—	(3,700,177)
Administrative expenses	—	—	—	—	(3,450,927)
Net other operating expenses	—	—	—	—	(1,117,043)
Operating loss	—	—	—	—	(25,180,238)

12.SEGMENT REPORTING (continued)

For the six months ended June 30, 2024:

	Car	E-scooter	Ebus	All other	Total
Revenues	13,585,273	795,614	—	815,215	15,196,102
Cost of sales (*)	(22,794,302)	(1,208,580)	(16,348)	(442,230)	(24,461,460)
Gross profit/(loss)	(9,209,029)	(412,966)	(16,348)	372,985	(9,265,358)
Reconciling to operating loss:	—	—	—	—	(14,160,318)
Research and development costs	—	—	—	—	(5,255,234)
Selling and distribution costs	—	—	—	—	(3,236,184)
Administrative expenses	—	—	—	—	(3,657,792)
Net other operating expenses	—	—	—	—	(2,011,108)
Operating loss	—	—	—	—	(23,425,676)

For the six months ended June 30, 2025 (convenience translation):

					Currency: USD
	Automobiles	E-scooter	Ebus	All other	Total
Revenues	1,134,254,990	73,971,180	20,657,991	85,010,338	1,313,894,499
Cost of sales (*)	(1,618,220,062)	(143,478,924)	(19,738,544)	(33,869,232)	(1,815,306,762)
Gross profit/(loss)	(483,965,073)	(69,507,744)	919,448	51,141,106	(501,412,262)
Reconciling to operating loss:	—	—	—	—	(503,706,610)
Research and development costs	—	—	—	—	(173,667,212)
Selling and distribution costs	—	—	—	—	(147,699,864)
Administrative expenses	—	—	—	—	(137,750,559)
Net other operating expenses	—	—	—	—	(44,588,975)
Operating profit loss	—	—	—	—	(1,005,118,873)
(*)	Depreciation and amortization included in Cost of sales for the Car segment for the period ended June 30, 2025 and 2024 was VND3,900 billion (USD 155.7 million) and VND3,799 billion, respectively.
(*)	Depreciation and amortization included in Cost of sales for the E-scooter segment for the period ended June 30, 2025 and 2024 was VND266 billion (USD10.6 million) and VND245 billion, respectively.
(*)	Depreciation and amortization included in Cost of sales for the Ebus segment for the period ended June 30, 2025 and 2024 was VND89 billion (USD 3.6 million) and VND16 billion, respectively.

12.SEGMENT REPORTING (continued)

The following table presents revenues by geographic area based on the sales location of the products:

	For the six months ended June 30,
	2024	2025	2025
	VND million	VND million	USD
Vietnam	13,124,100	30,067,323	1,200,196,511
United States	1,094,006	1,244,415	49,673,280
Canada	953,370	539,923	21,552,092
Europe	24,626	93,867	3,746,886
Pacific – Asia	—	970,157	38,725,730
Total	15,196,102	32,915,685	1,313,894,499

The following table presents revenues earned from external customers for each group of similar products and services:

	For the six months ended June 30,
	2024	2025	2025
	VND million	VND million	USD
Sales of ICE vehicles and merchandise	64,176	69,575	2,777,223
Sales of e-cars	12,945,989	27,885,296	1,113,096,599
Sales of e-buses	—	517,524	20,657,991
Sales of e-scooters	502,738	1,784,445	71,229,642
Sale of spare parts and components	641,937	1,502,603	59,979,363
Sale of credit carbon	—	572,664	22,859,013
Rendering of aftermarket services	123,244	8,253	329,435
Revenue from leasing activities and other	918,018	575,325	22,965,232
Total revenue	15,196,102	32,915,685	1,313,894,499

The following table presents long-lived assets by geographic area:

	For the year ended December 31, 2024	For the period ended June 30, 2025
	VND million	VND million	USD
Vietnam	71,376,697	74,807,087	2,986,072,449
United States	9,068,924	8,461,130	337,742,695
Other markets	3,384,119	5,707,543	227,827,838
Total	83,829,740	88,975,760	3,551,642,983